Post-Employment Benefits - Additional Information (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 18,808	R$ 17,588	R$ 16,520
Medical care cost [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial method assumption	8.16%
Actuarial assumption of retirement age [member]
Disclosure of defined benefit plans [line items]
Percentage of actuarial method assumption	3.00%
ITAU UNIBANCO HOLDING [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 11	12
ITAU UNIBANCO HOLDING [Member] | Real Estate [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan assets	R$ 487	R$ 531